Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		9 Months Ended
	Sep. 16, 2020 CNY (¥)	Apr. 29, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests					¥ 6,145,538			$ 905,140	¥ 1,455,787
Cash investments received					5,000,000	$ 736,420
Accretion of redeemable non-controlling interests to redemption value					¥ 205,864	$ 30,320	¥ 94,682
NIO China
Redeemable Noncontrolling Interest [Line Items]
Percentage of ownership interest held (as a percent)		75.885%			86.476%			86.476%
Minority interest (in percentage)	8.612%	24.115%
XPT Auto
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests										¥ 1,269,900
Deadlock period					60 days	60 days
Percentage of simple interest on original issue price considered in redemption price					10.00%	10.00%
Redemption value					¥ 1,265,900
Amount of outstanding consideration paid under redeemable preferred share					4,000
Accretion of redeemable non-controlling interests to redemption value					¥ 95,029		¥ 94,682
NIO China
Redeemable Noncontrolling Interest [Line Items]
Cash investments received	¥ 2,000,000		¥ 5,000,000	¥ 5,000,000
Period to submit application for a Qualified Initial Public Offering					48 months	48 months
Period to complete the Qualified Initial Public Offering					60 months	60 months
Annual interest rate (as a percent)					8.50%			8.50%
Accretion of redeemable non-controlling interests to redemption value					¥ 110,835
NIO China | Strategic Investors
Redeemable Noncontrolling Interest [Line Items]
Cash injected		¥ 7,000,000
Cash investments received	¥ 511,500